Reconciliation of Segment Information to Consolidated Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net revenue from external customers	$ 8,971	$ 10,251	$ 9,779
Loss from operations	(7,130)	(19,995)	(13,473)
Share-based compensation	9	65	21
Impairment loss on property, plant and equipment	471	60	28
Impairment loss on intangible assets	57	5	115
Impairment loss on prepaid licensing and royalty fees	1,386	4,187	1,259
Interest income	302	333	682
Interest expense	81	182	243
Gain (loss) on sales of marketable securities - net		19,939	8,621
Foreign exchange gain (loss)	(301)	(397)	(556)
Gain (loss) on equity method investments - net	(1,731)	(600)	(531)
Impairment loss on marketable securities and investments		1,290
Depreciation	162	294	306
Amortization, including intangible assets	111	245	1,211
Income tax expense (benefits)	(1,149)	(414)	(73)
Asian online game and service
Segment Reporting Information [Line Items]
Net revenue from external customers	8,971	8,545	8,199
Loss from operations	(3,924)	(12,735)	(8,639)
Share-based compensation	3	6	93
Impairment loss on property, plant and equipment	288
Impairment loss on intangible assets	53
Impairment loss on prepaid licensing and royalty fees	1,386	4,187	1,259
Interest income	2	12	31
Interest expense	0	128	243
Gain (loss) on sales of marketable securities - net	0	19,939	8,792
Foreign exchange gain (loss)	(174)	(145)	(306)
Gain (loss) on equity method investments - net	(1,731)	(600)	(531)
Impairment loss on marketable securities and investments	0	1,290
Depreciation	142	233	239
Amortization, including intangible assets	93	212	1,124
Income tax expense (benefits)	0	(14)	(92)
Cloud service
Segment Reporting Information [Line Items]
Net revenue from external customers		1,706	1,580
Loss from operations		(1,240)	(1,510)
Share-based compensation		(23)	7
Impairment loss on property, plant and equipment		60	28
Impairment loss on intangible assets		5	115
Interest expense		1
Depreciation		40	28
Amortization, including intangible assets		32	71
Income tax expense (benefits)		0
Reportable Segment
Segment Reporting Information [Line Items]
Net revenue from external customers		10,251	9,779
Loss from operations	(3,924)	(13,975)	(10,149)
Share-based compensation	3	(17)	100
Impairment loss on property, plant and equipment	288	60	28
Impairment loss on intangible assets	53	5	115
Impairment loss on prepaid licensing and royalty fees	1,386	4,187	1,259
Interest income	2	12	31
Interest expense		129	243
Gain (loss) on sales of marketable securities - net		19,939	8,792
Foreign exchange gain (loss)	(174)	(145)	(306)
Gain (loss) on equity method investments - net	(1,731)	(600)	(531)
Impairment loss on marketable securities and investments		1,290
Depreciation	142	273	267
Amortization, including intangible assets	$ 93	244	1,195
Income tax expense (benefits)		$ (14)	$ (92)